Fair Value Measurements - Fair value on a Recurring Basis (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Fair Value Measurements
Trading price | $ / shares	$ 24.25
Deemed dividend - Earnout Shares	$ 253,130
Net impact to additional paid-in capital	$ 0